Contents of Significant Accounts - Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Current income tax expense (benefit):
Current income tax charge	$ 6,426,598		$ 17,582,039	$ 7,088,975
Adjustments in respect of current income tax of prior periods	(217,891)		(585,941)	(150,260)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	2,239,309		2,276,015	407,280
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	0		60,178	723,270
Adjustment of prior year's deferred income tax	(120,230)		8,611	(130,841)
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	(16,516)		(14,007)	(20,172)
Income tax expense recorded in profit or loss	8,311,270	$ 271,433	19,326,895	7,918,252
Income tax related to components of other comprehensive income (loss), Items that will not be reclassified subsequently to profit or loss
Remeasurements of defined benefit pension plans	(80,447)		(59,361)	39,495
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	(243,057)		(71,121)	(360,061)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(90,891)		123,483	(96,510)
Income tax related to items that will not be reclassified subsequently to profit or loss	(414,395)	(13,533)	(6,999)	(417,076)
Income tax related to components of other comprehensive income (loss), Items that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	386,660		883,238	23,175
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	3,768		(23,672)	6,763
Income tax related to items that may be reclassified subsequently to profit or loss	390,428	$ 12,751	859,566	29,938
Income tax charged directly to equity
Disposal of parent company's stock by subsidiary recognized as treasury stock transactions	0			(203)
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	(1,117)		(2,720)	22
Income tax charged directly to equity	$ (1,117)		$ (2,720)	$ (181)